Operating and Direct Financing Leases - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012 Unit Carriers	Dec. 31, 2011	Dec. 31, 2011 Teekay Tangguh Borrower LLC [Member] Teekay BLT Corporation [Member]	Dec. 31, 2011 Teekay LNG [Member] Teekay BLT Corporation [Member]	Dec. 31, 2012 Teekay LNG [Member] Teekay Tangguh Borrower LLC [Member]	Dec. 31, 2012 Property Available for Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum commitments to be incurred by the Company	$ 153,800,000
Minimum commitments to be incurred by the Company in current year	84,400,000
Minimum commitments to be incurred by the Company in second year	35,000,000
Minimum commitments to be incurred by the Company in third year	15,800,000
Minimum commitments to be incurred by the Company in fourth year	9,100,000
Minimum commitments to be incurred by the Company in fifth year	9,100,000
Minimum commitments to be incurred by the Company thereafter	400,000
Minimum scheduled future revenues to be received by the company						9,800,000,000
Minimum scheduled future revenues to be received by the company in current year						1,100,000,000
Minimum scheduled future revenues to be received by the company in second year						1,200,000,000
Minimum scheduled future revenues to be received by the company in third year						1,200,000,000
Minimum scheduled future revenues to be received by the company in fourth year						1,000,000,000
Minimum scheduled future revenues to be received by the company in fifth year						1,000,000,000
Minimum scheduled future revenues to be received by the company thereafter						4,300,000,000
Carrying amount of the vessels accounted for as operating leases	6,100,000,000	5,300,000,000
Cost of the vessels	7,800,000,000	7,200,000,000
Accumulated depreciation of the vessels	1,700,000,000	1,900,000,000
Agreed Purchase Interest in Teekay Tangguh Borrower LLC				69.00%	99.00%
Ownership interest			70.00%
Lease of LNG carriers	2
Tax indemnification guarantee included other long term liabilities	9,400,000	9,900,000
Terms operating leases	20 year
Time charter for carriers	2
Number of FSO unit and equipment	1
Minimum scheduled future revenues to be received by company in next 12 months	50,100,000
Minimum scheduled future revenues to be received by company in second year	48,700,000
Minimum scheduled future revenues to be received by company in third year	47,800,000
Minimum scheduled future revenues to be received by company in fourth year	47,900,000
Minimum scheduled future revenues to be received by company in fifth year	$ 43,000,000